SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amounts due to related party	$ 33	$ 28
Due from related party	199	55
Advance		50
Investment	321	48
Total	520	153
Directors and Officers of the Company [Member]
IfrsStatementLineItems [Line Items]
Amounts due to related party	28	21
Related Companies [Member]
IfrsStatementLineItems [Line Items]
Amounts due to related party	$ 5	$ 7